Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Net loss attributable to noncontrolling interest	$ 0	$ 0	$ 0	$ 5,000	$ 5,000	$ 236,000
Reserved for doubtful accounts	$ 0		$ 0		0	3,000
Impairment of equity method investments					$ 0	$ 0